MFS Aggressive Growth Allocation Fund (Prospectus Summary): | MFS Aggressive Growth Allocation Fund
MFS® Aggressive Growth Allocation Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is August 26, 2011.

MFS® Asset Allocation Funds

MFS® Conservative Allocation Fund,

MFS® Moderate Allocation Fund,

MFS® Growth Allocation Fund, and

MFS® Aggressive Growth Allocation Fund

Effective immediately, the following replaces the second paragraph of the sub-section entitled "Principal Investment Strategies" beneath the main heading "Summary of Key Information" for MFS Aggressive Growth Allocation Fund:

As of August 26, 2011, the fund’s target allocation among asset classes and the underlying funds was:

Bond Funds:	0%
Specialty Funds:	10%
MFS Commodity Strategy Fund	5%
MFS Global Real Estate Fund	5%
International Stock Funds:	30%
MFS Emerging Markets Equity Fund	2%
MFS International Growth Fund	8%
MFS International New Discovery Fund	4%
MFS International Value Fund	8%
MFS Research International Fund	8%
U.S. Stock Funds:	60%
MFS Growth Fund	13%
MFS Mid Cap Growth Fund	10%
MFS Mid Cap Value Fund	10%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Research Fund	9%
MFS Value Fund	13%